UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue
New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Michael W. Stamm

(copy to)
Davis Polk & Wardwell
450 Lexington Avenue
New York, New York 10017
Attention: Nora Jordan

Registrant’s telephone number, including area code: (212) 750-8585

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments
March 31, 2005 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - 96.2%

Banks - 0.1%
Northern Trust Corporation	2,200	$95,568

Computers & Business Equipment - 16.7%
Apple Computer, Inc. (a)	103,500	4,312,845
Dell Inc. (a)	127,950	4,915,839
International Business Machines Corporation	55,000	5,025,900

		14,254,584

Consumer Products - 4.8%
Procter & Gamble Company	78,100	4,139,300

Data Processing Services - 0.9%
Automatic Data Processing, Inc.	17,233	774,623

Distribution Services - 1.4%
Sysco Corporation	33,115	1,185,517

Diversified Industrial - 4.7%
General Electric Company	111,000	4,002,660

Drugs & Health Care - 6.4%
Amgen Inc. (a)	92,450	5,381,515
Johnson & Johnson	1,700	114,172

		5,495,687

Drug Stores - 1.8%
Walgreen Company	34,900	1,550,258

Finance & Banking - 13.0%
American Express Company	119,395	6,133,321
Charles Schwab Corporation	396,500	4,167,215
State Street Corporation	17,656	771,920

		11,072,456

Food & Beverages - 5.7%
Kellogg Company	95,000	4,110,650
W.M. Wrigley Jr. Company	11,200	734,384

		4,845,034

W.P. Stewart & Co. Growth Fund, Inc.
Schedule of Investments (Continued)
March 31, 2005 (Unaudited)

Name of Issuer and Title of Issue	Shares	Fair Value

COMMON STOCKS - (Continued)

Hotels & Restaurants - 4.9%
Marriott International, Inc., Class A	62,350	$4,168,721

Medical Instruments & Supplies - 0.4%
Medtronic, Inc.	6,610	336,780

Multimedia - 0.5%
Getty Images, Inc. (a)	5,500	391,105

Retail - 19.1%
Amazon.com, Inc. (a)	75,400	2,583,958
Home Depot, Inc.	75,220	2,876,413
Target Corporation	138,725	6,939,024
Williams-Sonoma, Inc. (a)	23,500	863,625
Whole Foods Market, Inc.	29,460	3,008,750

		16,271,770

Software - 8.9%
Electronic Arts Inc. (a)	67,775	3,509,389
Microsoft Corporation	168,486	4,072,307

		7,581,696

Wireless Communications - 6.9%
Qualcomm Inc.	161,200	5,907,980

TOTAL COMMON STOCKS - (Cost $70,983,736)		82,073,739

Total Investments - (Cost $70,983,736) - 96.2%		82,073,739
Other Assets Less Liabilities - 3.8%		3,240,775

Net Assets - 100.0%		$85,314,514

(a) No dividends paid on security.

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $12,183,092 and $1,093,089 respectively, resulting in net unrealized appreciation of $11,090,003.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant’s disclosure controls and procedures are effective based on an evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:	/s/ Peter H. Jennison

Peter H. Jennison,
President of W.P. Stewart & Co. Growth Fund, Inc.

Date: May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter H. Jennison

Peter H. Jennison,
President of W.P. Stewart & Co. Growth Fund, Inc.

Date: May 26, 2005

By:	/s/ Susan G. Leber

Susan G. Leber,
Principal Financial Officer and Treasurer of W.P. Stewart & Co. Growth Fund, Inc.

Date: May 26, 2005